Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Disclosure [Abstract]
Stockholders' Equity

11) STOCKHOLDERS' EQUITY

       In general, CBS Corp. Class A Common Stock and CBS Corp. Class B Common Stock have the same economic rights, except voting rights. Holders of CBS Corp. Class A Common Stock are entitled to one vote per share with respect to all matters on which the holders of CBS Corp. Common Stock are entitled to vote. Holders of CBS Corp. Class B Common Stock do not have any voting rights, except as required by law.

       Dividends—The Company declared a quarterly cash dividend on its Class A and Class B Common Stock during each of the four quarters of 2013, 2012, and 2011, resulting in total annual dividends of $295 million, $287 million and $237 million, respectively. Dividends have been recorded as a reduction to additional paid-in capital as the Company has an accumulated deficit balance.

       Purchase of Company Stock—During 2013, the Company repurchased 45.8 million shares of CBS Corp. Class B Common Stock for $2.20 billion, at an average cost of $48.03 per share. Since the inception of the share repurchase program in January 2011 through December 31, 2013, the Company has repurchased 123.5 million shares of its Class B Common Stock for $4.39 billion, at an average cost of $35.54 per share, leaving $5.43 billion of authorization remaining at December 31, 2013.

       Conversion Rights—Holders of Class A Common Stock have the right to convert their shares to Class B Common Stock as long as there are at least 5,000 shares of Class A Common Stock outstanding. Conversions of CBS Corp. Class A Common Stock into Class B Common Stock were 4.0 million for 2013, .3 million for 2012 and .2 million for 2011.

       Equity Incentive Plans—The Company has equity incentive plans (the “Plans”) under which stock options, stock option equivalents, RSUs and PSUs were issued.

       The purpose of the Plans is to benefit and advance the interests of the Company by attracting, retaining and motivating participants and to compensate participants for their contributions to the financial success of the Company. The Plans provide for awards of stock options, stock appreciation rights, restricted and unrestricted shares, RSUs, dividend equivalents, performance awards and other equity-related awards. Upon exercise of stock options or vesting of RSUs and PSUs, the Company issues new shares from its existing authorization. At December 31, 2013, there were 61 million shares available for future grant under the Plans.

RSUs and PSUs

Compensation expense for RSUs is determined based upon the market price of the shares underlying the awards on the date of grant and expensed over the vesting period, which is generally a one- to four-year service period. Certain RSU awards are also subject to satisfying performance conditions. Once the Company determines that it is probable that the performance targets will be met, compensation expense is recorded for these awards. Forfeitures for RSUs are estimated on the date of grant based on historical forfeiture rates. On an annual basis, the Company adjusts the compensation expense based on actual forfeitures and revises the forfeiture rate as necessary.

The Company also granted awards of PSUs which vest based on the achievement of market performance targets. The number of shares that will be issued upon vesting of PSUs can range from 0% to 300% of the target award, based on the ranking of the total shareholder return (“TSR”) for CBS Corp. Class B Common Stock within the S&P 500 Index over a designated three-year measurement period, or in certain circumstances, based on the achievement of established operating performance goals. The fair value of the PSUs is determined using a Monte Carlo Simulation model. This model generates simulated TSR of CBS Corp. Class B Common Stock versus each of the companies in the S&P 500 Index through the end of the relevant measurement period. Compensation expense for PSUs is expensed over the vesting period, which is a three- to four-year service period.

The total fair value of RSUs and PSUs that vested during 2013, 2012 and 2011 was $324 million, $251 million and $198 million, respectively. Total unrecognized compensation cost related to non-vested RSUs and PSUs at December 31, 2013 was $167 million, which is expected to be recognized over a weighted average period of 2.2 years.

The following table summarizes the Company's RSU and target PSU activity.

		Weighted Average
	RSUs and PSUs	Grant Date Fair Value
Non-vested at December 31, 2012	13,300,969	$19.89
Granted	4,150,247	40.70
Vested	(7,355,952)	16.32
Forfeited	(576,040)	28.54
Non-vested at December 31, 2013	9,519,224	$31.20

Stock Options and Equivalents

       Compensation expense for stock options is determined based on the grant date fair value of the award calculated using the Black-Scholes options-pricing model. Stock options generally vest over a one- to four-year service period and expire eight years from the date of grant. Forfeitures are estimated on the date of grant based on historical forfeiture rates. On an annual basis, the Company adjusts the compensation expense based on actual forfeitures and revises the forfeiture rate as necessary. Stock option equivalents are settled in cash upon exercise and therefore, the Company remeasures the fair value of these awards at each reporting date. At each of December 31, 2013 and 2012, the Company had 2 million stock option equivalents outstanding.

       The weighted average fair value of stock options as of the grant date was $12.11, $9.05 and $7.59 in 2013, 2012 and 2011, respectively. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2013	2012	2011
Expected dividend yield	1.49%	1.92%	2.00%
Expected stock price volatility	34.86%	39.09%	41.17%
Risk-free interest rate	.97%	.94%	2.33%
Expected term of options (years)	5.00	5.02	5.06

The expected stock price volatility is determined using a weighted average of historical volatility for CBS Corp. Class B Common Stock and implied volatility of publicly traded options to purchase CBS Corp. Class B Common Stock. Given the existence of an actively traded market for CBS Corp. options, the Company was able to derive implied volatility using publicly traded options to purchase CBS Corp. Class B Common Stock that were trading near the grant date of the employee stock options at a similar exercise price and a remaining term of greater than one year.

       The risk-free interest rate is based on a U.S. Treasury rate in effect on the date of grant with a term equal to the expected life. The expected term is determined based on historical employee exercise and post-vesting termination behavior. The expected dividend yield represents the Company's future expectation of the dividend yield based on current rates and historical patterns of dividend changes.

       Total unrecognized compensation cost related to non-vested stock option awards at December 31, 2013 was $54 million, which is expected to be recognized over a weighted average period of 2.3 years.

       The following table summarizes the Company's stock option activity under the Plans.

		Weighted Average
	Stock Options	Exercise Price
Outstanding at December 31, 2012	34,033,101	$21.96
Granted	2,750,085	44.30
Exercised	(7,710,210)	18.66
Forfeited or expired	(1,098,349)	29.19
Outstanding at December 31, 2013	27,974,627	$24.78
Exercisable at December 31, 2013	18,139,203	$22.25

       The following table summarizes other information relating to stock option exercises during the years ended December 31, 2013, 2012 and 2011.

Year Ended December 31,	2013	2012	2011
Cash received from stock option exercises	$146	$168	$72
Tax benefit of stock option exercises	$88	$67	$45
Intrinsic value of stock option exercises	$229	$174	$117

       The following table summarizes information concerning outstanding and exercisable stock options to purchase CBS Corp. Class B Common Stock under the Plans at December 31, 2013.

	Outstanding			Exercisable
		Remaining	Weighted		Weighted
Range of	Number of	Contractual	Average	Number	Average
Exercise Price	Options	Life (Years)	Exercise Price	of Options	Exercise Price
$5 to 9.99	2,854,741	3.18	$5.22	2,854,741	$5.22
$10 to 19.99	4,182,323	3.92	$13.80	2,662,606	$13.94
$20 to 29.99	15,104,406	3.73	$26.47	10,009,437	$26.81
$30 to 39.99	3,110,305	3.36	$32.23	2,595,311	$31.79
$40 to 49.99	2,664,447	7.18	$44.05	17,108	$43.21
$50 to 59.99	58,405	7.74	$57.37	—	$—
	27,974,627			18,139,203

       At December 31, 2013 stock options outstanding have a weighted average remaining contractual life of 4.00 years and the total intrinsic value for “in-the-money” options, based on the Company's closing stock price of $63.74, was $1.09 billion. At December 31, 2013 stock options exercisable have a weighted average remaining contractual life of 2.98 years and the total intrinsic value for “in-the-money” exercisable options was $753 million.